REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
New England Life Retirement Investment Account
and Board of Directors of
Metropolitan Life Insurance Company

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of each of the divisions of New England Life Retirement Investment Account (the “Separate Account”) listed in Note 2 (collectively, the “Divisions”) as of December 31, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Divisions as of December 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on the Separate Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2025, by correspondence with the Separate Account’s custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

New York, New York
March 27, 2026

We have served as the Separate Account’s auditor since 1996.

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NEW ENGLAND LIFE RETIREMENT INVESTMENT ACCOUNT
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2025

	BHFTII BlackRock Bond Income Division	BHFTII BlackRock Capital Appreciation Division	BHFTII BlackRock Ultra-Short Term Bond Division	BHFTII Brighthouse/ Wellington Core Equity Opportunities Division
Assets:
Investments at fair value	$119,563	$8,817,059		$146,159	$426,348
Due from Metropolitan Life Insurance Company	1	—		—	—
Total Assets	119,564	8,817,059		146,159	426,348
Liabilities:
Accrued fees	39	6		59	37
Total Liabilities	39	6		59	37
Net Assets	$119,525	$8,817,053		$146,100	$426,311
Contract Owners’ Equity
Net assets from accumulation units	$103,939	$7,111,503		$115,878	$359,992
Net assets from contracts in payout	15,586	1,705,550		30,222	66,319
Total Net Assets	$119,525	$8,817,053		$146,100	$426,311

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND LIFE RETIREMENT INVESTMENT ACCOUNT
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Concluded)

December 31, 2025

BHFTII MFS® Value Division
Assets:
Investments at fair value	$262,220
Due from Metropolitan Life Insurance Company	—
Total Assets	262,220
Liabilities:
Accrued fees	52
Total Liabilities	52
Net Assets	$262,168
Contract Owners’ Equity
Net assets from accumulation units	$247,448
Net assets from contracts in payout	14,720
Total Net Assets	$262,168

The accompanying notes are an integral part of these financial statements.

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NEW ENGLAND LIFE RETIREMENT INVESTMENT ACCOUNT
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS

For the year ended December 31, 2025

	BHFTII BlackRock Bond Income Division	BHFTII BlackRock Capital Appreciation Division	BHFTII BlackRock Ultra-Short Term Bond Division	BHFTII Brighthouse/ Wellington Core Equity Opportunities Division	BHFTII MFS® Value Division
Investment Income:
Dividends	$6,394	$—		$7,383	$4,909	$4,074
Expenses:
Mortality and expense risk charges	1,026	74,703		1,277	3,545	2,171
Administrative charges	482	35,152		600	1,666	1,020
Total expenses	1,508	109,855		1,877	5,211	3,191
Net investment income (loss)	4,886	(109,855)		5,506	(302)	883
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	1,300,963		—	52,747	29,688
Realized gains (losses) on sale of investments	(1,833)	320,574		227	(1,370)	(794)
Net realized gains (losses)	(1,833)	1,621,537		227	51,377	28,894
Change in unrealized gains (losses) on investments	4,403	(567,701)		(1,850)	(26,091)	(1,702)
Net realized and change in unrealized gains (losses) on investments	2,570	1,053,836		(1,623)	25,286	27,192
Net increase (decrease) in net assets resulting from operations	$7,456	$943,981		$3,883	$24,984	$28,075

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND LIFE RETIREMENT INVESTMENT ACCOUNT
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS

For the years ended December 31, 2025 and 2024

	BHFTII BlackRock Bond Income Division		BHFTII BlackRock Capital Appreciation Division			BHFTII BlackRock Ultra-Short Term Bond Division			BHFTII Brighthouse/ Wellington Core Equity Opportunities Division				BHFTII MFS® Value Division
	2025	2024	2025	2024	2025	2024		2025	2024	2025			2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$4,886	$4,173	$(109,855)	$(113,193)		$5,506		$20,155	$(302) $			496			$883	$959
Net realized gains (losses)	(1,833)	(6,245)	1,621,537		881,561	227		435	51,377	19,601					28,894		26,035
Change in unrealized gains (losses) on investments	4,403	2,806	(567,701)	1,513,801		(1,850)		(10,720)	(26,091)	26,763						(1,702)	508
Net increase (decrease) in net assets resulting from operations	7,456	734	943,981	2,282,169		3,883		9,870	24,984	46,860						28,075	27,502
Contract Transactions:
Purchase payments received from Contract owners	—	—	—	7,000	—		—	—	—		—			—
Contract charges	(53)	(68)	(1,668)	(1,864)		(161)		(164)	(240)	(297)				(98)		(97)
Transfers for Contract benefits and terminations	(8,824)	(36,832)	(1,232,714)	(1,745,333)		(10,424)		(286,397)	(19,313)	(362,593)						(13,156)	(52,535)
Net increase (decrease) in net assets resulting from Contract transactions	(8,877)	(36,900)	(1,234,382)	(1,740,197)		(10,585)		(286,561)	(19,553)	(362,890)						(13,254)	(52,632)
Net increase (decrease) in net assets	(1,421)	(36,166)	(290,401)		541,972	(6,702)		(276,691)	5,431		(316,030)					14,821	(25,130)
Net Assets:
Beginning of year	120,946	157,112	9,107,454	8,565,482		152,802		429,493	420,880	736,910						247,347	272,477
End of year	$119,525	$120,946	$8,817,053		$9,107,454	$146,100		$152,802	$426,311			$420,880				$262,168	$247,347

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND LIFE RETIREMENT INVESTMENT ACCOUNT
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS

1.
ORGANIZATION

New England Life Retirement Investment Account (the “Separate Account”), a separate account of Metropolitan Life Insurance Company (the “Company”), was established by the Board of Directors of New England Mutual Life Insurance Company (“NEMLICO”) on September 16, 1981 to support operations of NEMLICO with respect to certain variable annuity contracts (the “Contracts”). On August 30, 1996, NEMLICO merged into the Company and the Separate Account became a separate account of the Company. The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is subject to the rules and regulations of the United States Securities and Exchange Commission, as well as the New York State Department of Financial Services.

The Separate Account is divided into divisions (the “Divisions”), each of which is treated as an individual accounting entity for financial reporting purposes. Each Division invests in shares of the corresponding portfolio (with the same name) of registered investment management companies (the “Trust”), which is presented below:

Brighthouse Funds Trust II (“BHFTII”)

The assets of each of the Divisions of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the Contracts cannot be used for liabilities arising out of any other business conducted by the Company.

2.
LIST OF DIVISIONS

The following Divisions had net assets as of December 31, 2025:

BHFTII BlackRock Bond Income Division

BHFTII BlackRock Capital Appreciation Division

BHFTII BlackRock Ultra-Short Term Bond Division

BHFTII Brighthouse/Wellington Core Equity Opportunities Division

BHFTII MFS® Value Division

3.
SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, Investment Companies.

Security Transactions

Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

Security Valuation

A Division’s investment in shares of a portfolio of the Trust is valued at fair value based on the closing net asset value (“NAV”). All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statement of operations of the applicable Divisions. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Division invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of an open-end mutual funds are purchased and redeemed at their daily NAV as reported by the Trusts at the close of each business day.

NEW ENGLAND LIFE RETIREMENT INVESTMENT ACCOUNT
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

3.
SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Security Valuation — (Concluded)

ASC Topic 820, Fair Value Measurement (“ASC 820”) provides that the Separate Account is not required to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Additionally, ASC 820 does not require certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The Separate Account’s investments in shares of the portfolio of the Trust are using NAV as a practical expedient, therefore investments are not categorized within the ASC 820 fair value hierarchy.

Federal Income Taxes

The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Annuity Payouts

Net assets allocated to Contracts in the annuity payout period are computed according to industry standard mortality tables and, if any, are shown in net assets from Contracts in payout on the statements of assets and liabilities. The assumed investment return is between 3.5 and 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Annuity payouts, if any, are included in transfers for Contract benefits and terminations on the statements of changes in net assets of the applicable Divisions.

Purchase Payments

Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Divisions in accordance with the selection made by the Contract owner. Purchase payments received from Contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus for the Contracts, and are reported as Contract transactions on the statements of changes in net assets of the applicable Divisions.

Net Transfers

Assets transferred by the Contract owner into or out of Divisions within the Separate Account or into or out of the fixed account, which is part of the Company’s general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Divisions.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

Segment Reporting

Each Division of the Separate Account constitutes a single operating segment and therefore, a single reportable segment. The chief operating decision maker (“CODM”) oversees the activities of the Separate Account using information of each Division. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity Contracts issued by the Company to support the liabilities of the applicable Contracts. The Divisions have identified the Company’s Assistant Vice President of Life and Annuity Products as the CODM.

NEW ENGLAND LIFE RETIREMENT INVESTMENT ACCOUNT
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

3.
SIGNIFICANT ACCOUNTING POLICIES — (Concluded)

Segment Reporting — (Concluded)

The CODM uses the increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the Divisions within the Separate Account. The accounting policies used to measure profit and loss of the segment are the same as those described in the summary of significant accounting policies. The measure of segment assets is reported on the statements of assets and liabilities as net assets. The measure of segment profit and loss is reported on the statements of operations and changes in net assets as increase (decrease) in net assets from operations. All assets and increases (decreases) in net assets from operations are generated in the U.S.

4.
EXPENSES & CONTRACT CHARGES

The following annual Separate Account charge paid to the Company is an asset-based charge and assessed through a daily reduction in unit values, which are recorded as administrative charges in the accompanying statements of operations of the applicable Divisions:

Administrative — The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each Contract and the Separate Account.

The following annual Separate Account charge paid to the Company is an asset-based charge assessed through a daily reduction of unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Divisions:

Mortality and Expense Risk — The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the insured (the annuitant) may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

The table below represents the effective annual rates for each respective charge for the year ended December 31, 2025:

Administrative	0.40%
Mortality and Expense Risk	0.85%

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular Contract.

Asset-based charges that have not been redeemed from the Divisions are recorded as Accrued Fees in the accompanying statements of assets and liabilities of the Divisions.

Separate Accounts charges referred to in this disclosure are for current charges of the Contracts. A Contract administrative charge of $30 is assessed on an annual basis through the redemption of units on each Contract anniversary. These charges are paid to the Company, assessed through redemption of units, and recorded as Contract charges in the accompanying statements of changes in net assets of the applicable Divisions for the years ended December 31, 2025 and 2024.

NEW ENGLAND LIFE RETIREMENT INVESTMENT ACCOUNT
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

5.
STATEMENT OF INVESTMENTS
	As of December 31, 2025			For the year ended December 31, 2025
	Shares	Cost ($)	Cost of Purchases ($)	Proceeds from Sales ($)
BHFTII BlackRock Bond Income Division	1,335		136,469	7,505	11,491
BHFTII BlackRock Capital Appreciation Division	228,126		7,168,004	1,728,270	1,771,557
BHFTII BlackRock Ultra-Short Term Bond Division	1,432		144,332	11,229	16,270
BHFTII Brighthouse/Wellington Core Equity Opportunities Division	16,034		454,922	63,396	30,551
BHFTII MFS® Value Division	19,775		268,163	34,428	17,078

NEW ENGLAND LIFE RETIREMENT INVESTMENT ACCOUNT
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

6.

SCHEDULES OF UNITS
For the years ended December 31, 2025 and 2024:
	BHFTII BlackRock Bond Income Division		BHFTII BlackRock Capital Appreciation Division			BHFTII BlackRock Ultra-Short Term Bond Division		BHFTII Brighthouse/ Wellington Core Equity Opportunities Division				BHFTII MFS® Value Division
	2025	2024	2025	2024	2025		2024	2025	2024		2025	2024
Units beginning of year	1,887	2,451		55,839	68,274		6,493	18,894		3,643		6,825	6,072	7,375
Units issued and transferred from other funding options	19	30	2,824		744	188	171	51		52		18	133
Units redeemed and transferred to other funding options	(152)	(594)		(10,184)	(13,179)		(630)	(12,572)		(220)		(3,234)	(323)	(1,436)
Units end of year	1,754	1,887		48,479	55,839		6,051	6,493		3,474		3,643	5,767	6,072

NEW ENGLAND LIFE RETIREMENT INVESTMENT ACCOUNT
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Concluded)

7.
FINANCIAL HIGHLIGHTS

The following table is a summary of unit values and units outstanding for the Contracts, net assets, net investment income ratios, expense ratios, excluding expenses for the underlying portfolio, and total return ratios for the five years ended December 31, 2025:

		As of December 31					For the year ended December 31
		Units	Unit Value ($)		Net Assets ($)	Investment[1] Income Ratio (%)	Expense[2] Ratio (%)		Total[3] Return (%)
BHFTII BlackRock Bond	2025	1,754		68.15		119,525		5.28		1.25	6.34
Income Division	2024	1,887		64.08		120,946		4.15		1.25	(0.03)
	2023	2,451		64.10		157,112		2.94		1.25	4.28
	2022	2,640		61.47		162,302		2.67		1.25	(15.42)
	2021	2,725		72.68		198,022		2.54		1.25	(1.93)
BHFTII BlackRock Capital	2025	48,479		181.87		8,817,053		—		1.25	11.51
Appreciation Division	2024	55,839		163.10		9,107,454		—		1.25	30.01
	2023	68,274		125.46		8,565,482		—		1.25	47.38
	2022	75,373		85.12		6,416,039		—		1.25	(38.53)
	2021	88,109		138.48		12,200,914		—		1.25	19.38
BHFTII BlackRock	2025	6,051		24.15		146,100		4.90		1.25	2.60
Ultra-Short Term Bond	2024	6,493		23.53		152,802		8.45		1.25	3.52
Division	2023	18,894		22.73		429,493		1.55		1.25	3.50
	2022	34,993		21.96		768,581		—		1.25	(0.07)
	2021	36,515		21.98		802,567		0.07		1.25	(1.68)
BHFTII	2025	3,474		122.72		426,311		1.18		1.25	6.21
Brighthouse/Wellington Core	2024	3,643		115.54		420,880		1.35		1.25	7.01
Equity Opportunities Division	2023	6,825		107.98		736,910		1.19		1.25	6.05
	2022	7,231		101.81		736,258		1.20		1.25	(6.48)
	2021	7,686		108.87		836,792		1.21		1.25	22.57
BHFTII MFS® Value Division	2025	5,767		45.46		262,168		1.59		1.25	11.60
	2024	6,072		40.73		247,347		1.60		1.25	10.26
	2023	7,375		36.94		272,477		1.62		1.25	6.52
	2022	9,119		34.68		316,283		1.46		1.25	(7.38)
	2021	9,500		37.45		355,764		1.36		1.25	23.74
1
These amounts represent the dividends, excluding distributions of capital gains, received by the Division from the underlying portfolio, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against Contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Division is affected by the timing of the declaration of dividends by the underlying portfolio in which the Division invests.
2
These amounts represent annualized Contract expenses of the applicable Division, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying portfolio have been excluded.
3
These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.